INCOME TAX EXPENSE - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of the valuation allowance
Balance as of January 1	$ 16,589,070	$ 9,524,497	$ 5,007,139
Addition	3,747,543	7,064,573	4,517,358
Balance as of December 31	$ 20,336,613	$ 16,589,070	$ 9,524,497